ACQUISITIONS	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS
The Company has completed multiple acquisitions since it began operations in August 2008. The acquisitions were made to increase the Company’s skill sets and to create sufficient critical mass to be able to serve as prime contractor on significant contracts. Most of the acquisitions resulted in the Company recording goodwill and other intangibles. The goodwill was primarily a result of the acquisitions focusing on acquiring cleared personnel to expand our presence with our main customers. The value of having that personnel generated the majority of the goodwill from the transactions and drove much of the purchase price in addition to other identified intangibles including contracts, customer relationships, contract rights and intellectual property. Several of the acquisitions involved issuance of Company common stock. The stock price for acquisition accounting was determined by the fair value on the acquisition date.
Details of the acquisitions completed since January 1, 2014 are outlined below:
During the first and second quarters of 2015, the Company acquired Milestone Intelligence Group, Inc. ("Milestone"), Ponte Technologies, LLC ("Ponte Tech") and certain assets of Innovative Engineering Solutions, Inc. in three separate transactions. The total consideration paid for these three acquisitions was $21.4 million in cash and 242,250 shares of KeyW stock valued at $1.9 million. These acquisitions individually and combined are not considered material to the financial results of KeyW.
The total purchase price paid for the acquisitions described above have been allocated as follows (in thousands):

2015 Acquisitions

Cash	$643
Current assets, net of cash acquired	1,533
Fixed assets	155
Intangibles	5,059
Goodwill	16,706
Total Assets Acquired	24,096
Current liabilities	844
Total Liabilities Assumed	844
Net Assets Acquired	$23,252
Net Cash Paid	$20,751
Equity Issued	1,858
Actual Cash Paid	$21,394

All acquisitions were accounted for using the acquisition method of accounting. Results of operations for each acquired entity are included in the consolidated financial statements from the date of each acquisition.
Pro forma income statements are not presented for 2015 and 2014 as there have been no material acquisitions during the twelve months ended December 31, 2015 or 2014.